Trademarks, Goodwill and Other Intangibles (Details 1)	Dec. 31, 2014 USD ($)
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2015	$ 378,000
2016	99,000
2017	99,000
2018	99,000
2019	99,000
Thereafter	243,000
Total	$ 1,017,000